UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010
                                                   ------------------

Check here if Amendment [  ]    Amendment Number:  ------------------
This Amendment:         [  ]    is a restatement.
                        [  ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nexus Investment Management Inc.
Address:  120 Adelaide Street West, Suite 1010
          Toronto, Ontario
          Canada M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place and Date of Signing:

 /s/ R. Denys Calvin         Toronto, Ontario        October 7, 2010
 ----------------------      ----------------        ---------------
       Signature                City, State                Date

Report Type

[X]     13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             Nil
                                           -----------
Form 13F Information Table Entry Total:        43
                                           -----------
Form 13F Information Table Value Total:      294,952
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

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
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Column 1                            Column 2     Column 3   Column 4           Column 5      Column 6  Column 7       Column 8

                                                                      Shares or
                                    Title of                 Value    Principal  SH/  PUT/  Investment  Other     Voting Authority
Name of Issuer                      Class        Cusip      (x$1,000)   Amount   PRN  CALL  Discretion Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION         COM         060505104       509      38,800   SH           SOLE                X
BANK MONTREAL QUE                   COM         063671101       315       5,450   SH           SOLE                X
BANK NOVA SCOTIA HALIFAX            COM         064149107    20,845     390,488   SH           SOLE                X
BCE INC                             COM NEW     05534B760     1,097      33,707   SH           SOLE                X
BROOKFIELD ASSET MGMT INC           CL A LTD
                                    VT SH       112585104       640      22,671   SH           SOLE                X
BROOKFIELD INFRAST PARTNERS
  LP INT                            UNIT        G16252101     9,781     504,920   SH           SOLE                X
CAE INC                             COM         124765108     8,033     778,150   SH           SOLE                X
CANADIAN NATL RY CO                 COM         136375102       239       3,740   SH           SOLE                X
CANADIAN NAT RES LTD                COM         136385101       422      12,200   SH           SOLE                X
CENOVUS ENERGY INC                  COM         15135U109     5,647     196,333   SH           SOLE                X
CISCO SYS INC                       COM         17275R102     6,924     315,875   SH           SOLE                X
COVIDIEN PLC                        SHS         G2554F105     6,616     164,470   SH           SOLE                X
CVS CAREMARK CORPORATION            COM         126650100     7,131     226,375   SH           SOLE                X
DANAHER CORP DEL                    COM         235851102     1,171      28,800   SH           SOLE                X
DAVITA INC                          COM         23918K108     7,843     113,500   SH           SOLE                X
ENBRIDGE INC                        COM         29250N105    17,808     339,973   SH           SOLE                X
ENCANA CORP                         COM         292505104     5,888     194,833   SH           SOLE                X
FORD MTR CO DEL                     COM PAR
                                    $0.01       345370860       613      50,000   SH           SOLE                X
HEWLETT PACKARD CO                  COM         428236103     7,604     180,575   SH           SOLE                X
IESI BFC LTD                        COM         44951D108    13,060     570,800   SH           SOLE                X
JPMORGAN CHASE & CO                 COM         46625H100       366       9,600   SH           SOLE                X
NASH FINCH CO                       COM         631158102       681      16,000   SH           SOLE                X
NEXEN INC                           COM         65334H102       684      34,000   SH           SOLE                X
PFIZER INC                          COM         717081103     8,104     471,550   SH           SOLE                X
PIONEER NAT RES CO                  COM         723787107       358       5,500   SH           SOLE                X
PRICE T ROWE GROUP INC              COM         74144T108     1,313      26,200   SH           SOLE                X
RESEARCH IN MOTION LTD              COM         760975102     6,396     131,335   SH           SOLE                X
ROGERS COMMUNICATIONS INC           CL B        775109200    13,968     373,160   SH           SOLE                X
ROYAL BK CDA MONTREAL QUE           COM         780087102    20,421     392,042   SH           SOLE                X
SPDR GOLD TRUST GOLD                SHS         78463V107       358       2,800   SH           SOLE                X
SUNCOR ENERGY INC NEW               COM         867224107    13,578     416,988   SH           SOLE                X
TALISMAN ENERGY INC                 COM         87425E103     9,746     557,065   SH           SOLE                X
TECK RESOURCES LTD                  CL B        878742204     1,460      35,500   SH           SOLE                X
TELUS CORP NON-VTG                  SHS         87971M202    13,411     316,376   SH           SOLE                X
SMUCKER J M CO                      COM NEW     832696405     7,651     126,275   SH           SOLE                X
THOMSON REUTERS CORP                COM         884903105     8,806     234,226   SH           SOLE                X
TIM HORTONS INC                     COM         88706M103     8,028     220,350   SH           SOLE                X
TORONTO DOMINION BK ONT             COM NEW     891160509    24,684     341,105   SH           SOLE                X
TRANSCANADA CORP                    COM         89353D107    11,884     320,310   SH           SOLE                X
WAL MART STORES INC                 COM         931142103     6,911     129,000   SH           SOLE                X
WALTER ENERGY INC                   COM         93317Q105     6,833      83,980   SH           SOLE                X
WELLS FARGO & CO NEW                COM         949746101       677      26,900   SH           SOLE                X
WESTERN DIGITAL CORP                COM         958102105     6,448     226,900   SH           SOLE                X
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